Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of employee benefits charged to operating expenses
(in thousands)	2014	2013	2012
Payroll taxes	$1,081	$1,106	$1,127
Medical plans	1,974	1,915	1,772
401(k) match	310	309	298
Pension plan	960	1,173	1,224
Profit-sharing	201	118	58
Other	122	219	317

Total employee benefits	$4,648	$4,840	$4,796

Schedule of obligations and funded status
(in thousands)	2014	2013

Change in projected benefit obligation:
Balance, January 1	$14,852	$15,342
Service cost	981	1,174
Interest cost	732	646
Actuarial gain	3,813	(1,991)
Benefits paid	(401)	(319)
Balance, December 31	$19,977	$14,852

Change in plan assets:
Fair value, January 1	$13,532	$11,707
Actual return on plan assets	1,118	2,220
Employer contribution	725	0
Expenses paid	(41)	(76)
Benefits paid	(401)	(319)
Fair value, December 31	$14,933	$13,532
Funded status at end of year	$(5,044)	$(1,320)
Accumulated benefit obligation	$16,595	$12,298

Schedule of components of net pension cost
(in thousands)	2014	2013	2012
Service cost—benefits earned during the year	$981	$1,174	$1,168
Interest costs on projected benefit obligations	732	646	667
Expected return on plan assets	(872)	(797)	(776)
Expected administrative expenses	40	40	40
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	0	31	46
Net periodic pension expense	$960	$1,173	$1,224

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss), including amounts recognized in other comprehensive income
(in thousands)	2014	2013
Prior service costs	$(443)	$(522)
Net accumulated actuarial net (loss) gain	(2,008)	1,560
Accumulated other comprehensive (loss) gain	(2,451)	1,038
Net periodic benefit cost in excess of cumulative employer contributions	(2,593)	(2,358)
Net amount recognized at December 31, balance sheet	$(5,044)	$(1,320)
Net (loss) gain arising during period	$(3,568)	$3,378
Prior service cost amortization	79	79
Amortization of net actuarial loss	0	31
Total recognized in other comprehensive (loss) income	$(3,489)	$3,488
Total recognized in net periodic pension cost and other comprehensive (loss) income	$4,449	$(2,315)

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense
	2014	2013	2012
Determination of benefit obligation at year end:
Discount rate	4.25%	5.00%	4.25%
Annual rate of compensation increase	3.78%	3.73%	3.61%
Determination of pension expense for year ended:
Discount rate for the service cost	5.00%	4.25%	4.75%
Annual rate of compensation increase	3.73%	3.61%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

Schedule of fair value of the Company's pension plan assets, by asset category
		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Cash equivalents	$1,937	$1,937	$0	$0
Equity securities:
U.S. large-cap (a)	7,252	7,252	0	0
U.S. mid-cap (b)	921	921	0	0
U.S. small-cap (c)	1,131	1,131	0	0
International (d)	1,895	1,895	0	0
Real estate (e)	486	486	0	0
Commodities (f)	264	264	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,047	0	1,047	0
Total	$14,933	$13,886	$1,047	$0
December 31, 2013
Cash equivalents	$675	$675	$0	$0
Equity securities:
U.S. large-cap (a)	6,506	6,506	0	0
U.S. mid-cap (b)	820	820	0	0
U.S. small-cap (c)	1,151	1,151	0	0
International (d)	2,016	2,016	0	0
Real estate (e)	387	387	0	0
Commodities (f)	319	319	0	0
Fixed income securities:
U.S. gov't agency obligations (g)	1,450	0	1,450	0
Corporate investment grade (g)	209	0	209	0
Total	$13,533	$11,874	$1,659	$0

(a)	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
(b)	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
(c)	This category is comprised of actively managed mutual funds.
(d)	At December 31, 2014 and 2013, 31% and 32%, respectively, of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
(e)	This category is comprised of low-cost real estate index exchange traded funds.
(f)	This category is comprised of exchange traded funds investing in agricultural and energy commodities.
(g)	This category is comprised of individual bonds.

Schedule of future benefit payments expected to be paid
Year	Pension benefits
(in thousands)
2015	$514
2016	539
2017	598
2018	626
2019	648
2020 to 2024	4,784